Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-Current Deferred Tax Assets:
Accrued liabilities	$ 57,773	$ 15,898
Accrued Warranty Liability	3,796
Fed & CA amortization	5,587	9,832
Stock compensation	143,960	160,522
ASC 842 – lease liability	335,645	522,840
Inventory
U.S. NOL	5,374,809	4,213,883
Capital loss	734,976	734,766
Charitable Contribution	1,129	1,748
R&D Capitalization	794,736	3,658
Interest	1,944	3,587
Non-Current Deferred Tax Liabilities:
Prepaid expenses	(18,940)	(423)
Fed & CA depreciation	(7,926)	(7,744)
ASC 842- ROU Asset	(320,454)	(506,280)
Net Non-Current Deferred Tax Assets before Valuation Allowance	7,107,035	5,152,289
Less: Valuation Allowance	(7,107,035)	(5,152,289)
Non-Current Deferred Tax Assets, Net:
Total Deferred Assets, Net: